                                                     SUPPLEMENT DATED MAY 2, 2008
                                                                  TO
                                                     PROSPECTUS DATED MAY 1, 2006

                                        INVESTRAC GOLD VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                                                               ISSUED BY
                                                  AMERICAN NATIONAL INSURANCE COMPANY
                                                              THROUGH ITS
                                           AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

As American  National  Insurance  Company will observe the Thanksgiving and Christmas  holidays by being closed for business on Friday,
November 28, 2008, and Friday  December 26, 2008,  the  sub-section  entitled  "Policy  Transactions"  on page 20 is amended to read as follows:

Surrenders,  transfers,  and loans  requested  by you and premium  payments  made by you are  processed  only on  Valuation  Dates that
American  National  Insurance  Company is open for  business.  American  National  Insurance  Company is closed for business on Friday,
November 28, 2008,  and Friday,  December 26, 2008, in observation  of the  Thanksgiving  and Christmas  holidays.  On Valuation  Dates
American National Insurance Company is closed for business,  only automated  transactions (i.e. monthly  deductions,  periodic charges, dollar cost averaging program, portfolio rebalancing program, systematic withdrawal program) are processed.